Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenue and other income:
Revenue	₩ 18,624,651	₩ 17,740,716	₩ 16,873,960
Other income	99,648	102,821	71,950
Operating revenue and other income	18,724,299	17,843,537	16,945,910
Operating expenses:
Labor	3,006,172	2,822,673	2,288,655
Commissions	5,347,086	5,002,066	5,002,598
Depreciation and amortization	3,991,083	3,856,662	3,126,118
Network interconnection	770,712	752,334	808,403
Leased lines	294,722	263,367	309,773
Advertising	431,679	434,561	468,509
Rent	173,294	154,843	529,453
Cost of goods sold	1,608,470	1,833,362	1,796,146
Others	1,996,447	1,716,411	1,782,404
Operating expenses	17,619,665	16,836,279	16,112,059
Operating profit	1,104,634	1,007,258	833,851
Finance income	241,196	142,155	256,435
Finance costs	(497,193)	(437,955)	(385,232)
Gain relating to investments in subsidiaries, associates and joint ventures, net	1,028,403	449,543	3,270,912
Profit before income tax	1,877,040	1,161,001	3,975,966
Income tax expense	376,502	300,268	843,978
Profit for the year	1,500,538	860,733	3,131,988
Attributable to-:
Owners of the Parent Company	1,504,352	888,698	3,127,887
Non-controlling interests	₩ (3,814)	₩ (27,965)	₩ 4,101
Earnings per share
Basic earnings per share (in won)	₩ 20,463	₩ 12,127	₩ 44,066
Diluted earnings per share (in won)	₩ 20,459	₩ 12,127	₩ 44,066